32. Non current assets held for sale and discontinued operations (Details 2) - BRL (R$) R$ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Cash flow provided by (used in) operating activities		R$ 1,895	R$ (1,304)	R$ 4,632
Net cash used in investing activities		(1,592)	(2,020)	(1,852)
Net cash provided by (used in) financing activities		(2,094)	1,475	(3,006)
Exchange rate in cash and cash equivalents		0	(24)	92
Cash variation for the year		(1,791)	(1,849)	(226)
Cnova N.V.
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Cash flow provided by (used in) operating activities	R$ (998)			(730)
Net cash used in investing activities	54			(112)
Net cash provided by (used in) financing activities	950			404
Exchange rate in cash and cash equivalents	(24)			92
Cash variation for the year	R$ (18)			(346)
Via Varejo
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Cash flow provided by (used in) operating activities		70	(2,636)	2,445
Net cash used in investing activities		(333)	(237)	(420)
Net cash provided by (used in) financing activities		(208)	226	(658)
Cash variation for the year		R$ (471)	R$ (2,647)	R$ 1,367